Financial Instruments and Financial Risk Management - Summary of Non-derivative Financial Liabilities and Gross and Net Settled Derivative Financial Instruments Into Relevant Maturity Groupings (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities	$ 836,609	$ 348,937	[1]
Liquidity Risk | Less Than One Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities	8,321
Contingent consideration	8,822
Obligations under leases	54,216	33,703
Trade and other payables	434,199	371,289
Net settled derivatives, Outflow	1,219	1,900
Gross settled derivatives, Inflow	(1,570,026)	(1,375,542)
Gross settled derivatives, Outflow	1,590,865	1,366,819
Liquidity Risk | Between One and Three Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities	188,261	348,937
Contingent consideration	9,064
Obligations under leases	73,685	61,296
Liquidity Risk | Between Three and Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities	656,640
Obligations under leases	51,124	50,800
Liquidity Risk | More Than Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Obligations under leases	90,801	61,430
Liquidity Risk | Convertible Bonds - $250 Million | Less Than One Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds		12,500
Liquidity Risk | Convertible Bonds - $250 Million | Between One and Three Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds		25,000
Liquidity Risk | Convertible Bonds - $250 Million | Between Three and Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	50,000	275,000
Liquidity Risk | Convertible Bonds - $400 Million | Less Than One Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds		15,000
Liquidity Risk | Convertible Bonds - $400 Million | Between One and Three Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds		30,000
Liquidity Risk | Convertible Bonds - $400 Million | Between Three and Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds		30,000
Liquidity Risk | Convertible Bonds - $400 Million | More Than Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	400,000	422,500
Liquidity Risk | Convertible Bonds - $600 Million | More Than Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	$ 600,000	$ 600,000

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.